Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Ordinary Shares	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Additional Paid-in Capital	Non-controlling Interests	Total
Balance (in Shares) at Jun. 30, 2019	38,417,461
Balance at Jun. 30, 2019	$ 3,842	$ 3,697	$ (5,847,156)	$ 121,389			$ (5,718,228)
Capital injection from non- controlling shareholders						$ 465,342	465,342
Net income (loss)			3,873,503			(178,313)	3,695,190
Appropriation of statutory reserve		14,061	(14,061)
Accretion of convertible redeemable preferred shares			(1,796,987)				(1,796,987)
Foreign currency translation adjustments				146,001			146,001
Balance (in Shares) at Jun. 30, 2020	38,417,461
Balance at Jun. 30, 2020	$ 3,842	17,758	(3,784,701)	267,390		287,029	(3,208,682)
Issuance of ordinary shares in exchange of acquisition of noncontrolling interests (in Shares)	4,024,415
Issuance of ordinary shares in exchange of acquisition of noncontrolling interests	$ 402				532,208	(532,610)
Issuance of ordinary shares to employee share based payment platform (in Shares)	1,627,424
Issuance of ordinary shares to employee share based payment platform	$ 163				(163)
Contribution from a controlling shareholder for disposal of a subsidiary under common control					113,117		113,117
Deemed dividends to convertible redeemable preferred shareholders			(2,084,786)				(2,084,786)
Contribution from preferred shareholders in connection with modification					101,948		101,948
Capital injection from non- controlling shareholders						303,284	303,284
Net income (loss)			3,457,208			192,125	3,649,333
Accretion of convertible redeemable preferred shares			(2,282,419)		(747,110)		(3,029,529)
Foreign currency translation adjustments				(334,189)			(334,189)
Balance (in Shares) at Jun. 30, 2021	44,069,300
Balance at Jun. 30, 2021	$ 4,407	17,758	(4,694,698)	(66,799)		249,828	(4,489,504)
Non-controlling interests arising from acquisition of subsidiary						1,721,734	1,721,734
Share-based compensation					9,522,187		9,522,187
Net income (loss)			(12,814,988)			194,858	(12,620,130)
Appropriation of statutory reserve		901,649	(901,649)
Accretion of convertible redeemable preferred shares					(3,865,430)		(3,865,430)
Foreign currency translation adjustments				(208,953)		(85,109)	(294,062)
Balance (in Shares) at Jun. 30, 2022	44,069,300
Balance at Jun. 30, 2022	$ 4,407	$ 919,407	$ (18,411,335)	$ (275,752)	$ 5,656,757	$ 2,081,311	$ (10,025,205)